ADDITIONAL FINANCIAL INFORMATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014	Apr. 30, 2012 6.0% Convertible Senior Notes, due June 2014	Dec. 31, 2011 6.0% Convertible Senior Notes, due June 2014	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014
ADDITIONAL FINANCIAL INFORMATION
Interest payments	$ 17.9	$ 30.4
Accrued capital expenditures	12.4	8.1	6.4
Amortization of deferred financing costs	8.2	7.2
Condensed Consolidated Statements of Cash Flows Supplementary Disclosures
Debt conversion, aggregate principal amount				$ 15.0	$ 22.6	$ 20.8	$ 37.6	$ 58.4
Number of shares of common stock converted from convertible notes				4,346,376	6,493,144	6,163,221	10,839,520	17,000,000